Document and Entity Information	Sep. 15, 2025
Prospectus Line Items
Document Type	497
Document Period End Date	Sep. 15, 2025
Entity Central Index Key	0001364924
Amendment Flag	false
Registrant Name	Fidelity Rutland Square Trust II
Entity Investment Company Type	N-1A